Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished products	$ 577.8	$ 759.4
Work in process	2,057.8	2,117.7
Raw materials and supplies	426.1	418.4
Total (approximates replacement cost)	3,061.7	3,295.5
Increase (reduction) to LIFO cost	36.4	100.5
Inventories	3,098.1	3,396.0
LIFO Inventory Amount	$ 1,370.0	$ 1,330.0